CONCENTRATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Concentrations 1	10.00%
Concentrations 2	10.00%
Concentrations 3	10.00%
Concentrations 4	47.00%
Concentrations 5	72.00%
Concentrations 6	21.00%
Concentrations 7	46.00%
Concentrations 8	10.00%
Concentrations 9	95.00%
Concentrations 10	10.00%
Concentrations 11	98.00%
Concentrations 12	79.00%
Concentrations 13	63.00%
Concentrations 14	10.00%
Concentrations 15	10.00%